Shareholders' equity - Share options (Details) - EUR (€)	3 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Shareholders' equity
Compensation expenses	€ 1,100,000	€ 1,511,000
Compensation expenses recorded in general and administrative costs	724,000	873,000
Compensation expenses recorded in research and development costs	€ 376,000	€ 638,000